Cover	Jul. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2024
Entity File Number	333-202959
Entity Registrant Name	BALANCE LABS, INC.
Entity Central Index Key	0001632121
Entity Tax Identification Number	47-1146785
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	407 Lincoln Road
Entity Address, Address Line Two	Suite 701
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(305)
Local Phone Number	907-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false